Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 3,044.5	€ 2,939.7	€ 2,606.6
Cost of sales	(2,185.8)	(2,124.4)	(1,862.3)
Gross profit	858.7	815.3	744.3
Other operating expenses	(445.8)	(391.2)	(356.3)
Exceptional items	(72.5)	(48.7)	(45.3)
Operating profit	340.4	375.4	342.7
Finance income	22.8	12.1	0.1
Finance costs	(109.6)	(66.5)	(106.1)
Net finance costs	(86.8)	(54.4)	(106.0)
Profit before tax	253.6	321.0	236.7
Taxation	(60.9)	(71.2)	(55.7)
Profit for the year	192.7	249.8	181.0
Profit (loss)	€ 192.7	€ 249.8	€ 181.0
Earnings per share:
Basic earnings per share (in euros per share)	€ 1.13	€ 1.43	€ 1.02
Diluted earnings per share (in euros per share)	€ 1.13	€ 1.43	€ 1.02